Significant Accounting Policies (Narrative) (Details) $ / shares in Thousands, ₪ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2012 ILS (₪)	Jun. 30, 2010 ILS (₪)	Dec. 31, 2019 USD ($) affiliate $ / shares	Dec. 31, 2018 USD ($) affiliate $ / shares	Dec. 31, 2017 USD ($) $ / shares	Jan. 01, 2019 USD ($)	May 31, 2012 ILS (₪)	May 31, 2012 USD ($)	Mar. 31, 2012 ILS (₪)	Mar. 31, 2012 USD ($)	Jun. 30, 2010 USD ($)
Significant Accounting Policies [Line Items]
Contract with Customer, Liability			$ 27,040,000	$ 47,520,000
Components of accumulated other comprehensive income loss, tax			(50,019,000)	(7,292,000)
Restricted deposits			15,420,000
Impairment on affiliated company			$ 3,700,000	$ 17,500,000	$ 0
Number of affiliated companies | affiliate			1	3
Net book value of capitalized ERP system development costs			$ 47,957,000	$ 32,453,000
Impairment of long-lived assets			0	5,520,000	0
Goodwill impairment			0	0	0
Severance expenses			59,943,000	56,515,000	62,777,000
Cost of revenue sold, change in estimate			$ 4,600,000,000	$ 32,200,000,000	$ 42,700,000,000
Percentage of cost of revenue sold			0.14%	1.19%	1.79%
Cost of revenue sold, increase (decrease) to net income			$ 4,200,000,000	$ 28,600,000,000	$ 34,400,000,000
Cost of revenue sold, increase (decrease) in earnings per share, diluted | $ / shares			$ 100	$ 670	$ 800
Percentage of revenue from service			10.00%	10.00%	10.00%
Cross currency interest rate swap, amount		₪ 1,100									$ 287,000,000
Received interest payments semi-annually in NIS		4.84%					4.84%	4.84%			4.84%
Issuance amount of Series A Note		₪ 1,100	$ 60,764,000	$ 112,060,000			₪ 92	$ 24,407,000	₪ 807	$ 217,420,000
Rights sold to receive payments from the Israeli Ministry of Defense			63,259,000	$ 185,727
OPERATING LEASE RIGHT OF USE ASSETS			365,763,000			$ 385,332,000
Operating lease liability			385,852,000			385,332,000
Accounts Receivable, Sale			$ 362,381
Subsidiary D
Significant Accounting Policies [Line Items]
Voting rights			51.00%
Subsidiary E
Significant Accounting Policies [Line Items]
Impairment on affiliated company			$ 9,737,000
Contractual rights percentage			50.00%
Series A
Significant Accounting Policies [Line Items]
Cross currency interest rate swap, amount | ₪	₪ 900
Senior notes fair value			$ 62,155,000
Minimum
Significant Accounting Policies [Line Items]
Percentage of equity voting rights			20.00%
Maximum
Significant Accounting Policies [Line Items]
Percentage of equity voting rights			50.00%
Cross Currency Interest Rate Swaps | London Interbank Offered Rate (LIBOR)
Significant Accounting Policies [Line Items]
Debt instrument, description of variable rate basis	LIBOR	LIBOR	LIBOR
Derivative, basis spread on variable rate		1.65%	1.65%								1.65%
Cross Currency Interest Rate Swaps | London Interbank Offered Rate (LIBOR) | Senior Notes
Significant Accounting Policies [Line Items]
Debt instrument, description of variable rate basis			LIBOR
Derivative, basis spread on variable rate			1.84%
ASU 2016-02 | Minimum
Significant Accounting Policies [Line Items]
Operating lease liability						350,000,000
ASU 2016-02 | Maximum
Significant Accounting Policies [Line Items]
Operating lease liability						$ 400,000,000
Software and Software Development Costs | Minimum
Significant Accounting Policies [Line Items]
Amortization period of capitalized direct software development costs			3 years
Software and Software Development Costs | Maximum
Significant Accounting Policies [Line Items]
Amortization period of capitalized direct software development costs			12 years